Equity (Details) - USD ($)																							1 Months Ended					3 Months Ended			12 Months Ended
		Apr. 01, 2025	Mar. 03, 2025	Jan. 09, 2025	Jan. 05, 2025	Dec. 26, 2024	Nov. 19, 2024	Nov. 13, 2024	Oct. 29, 2024	Sep. 03, 2024	Aug. 15, 2024	Aug. 14, 2024	May 22, 2024	May 10, 2024	Apr. 11, 2024	Jan. 17, 2024	Nov. 30, 2023	Nov. 17, 2023	Aug. 14, 2023	Jul. 27, 2023	Feb. 28, 2023	Feb. 23, 2023	Apr. 30, 2025	Mar. 30, 2025	Feb. 28, 2025	Jan. 31, 2025	Jul. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2025	Dec. 31, 2024		Mar. 31, 2024	Dec. 31, 2023		Dec. 31, 2019	Nov. 05, 2024	Aug. 31, 2024	Jun. 30, 2024	May 24, 2024	Mar. 14, 2024	Feb. 06, 2024	Jan. 27, 2024	Aug. 01, 2023	Jul. 31, 2023	Jan. 03, 2023	Dec. 31, 2022	Dec. 24, 2018
Equity [Line Items]
Service fee (in Dollars)																																			$ 196,100
Stock-based compensation (in Dollars)																												$ 48,773	$ 1,935,755			$ 2,453,873
Share-based compensation expenses (in Dollars)																															$ 48,773	$ 451,480		$ 2,031,631	$ 902,960
Stock subscription receivables (in Dollars)																																																$ 1,354,440
Common stock, shares issued																												15,378,305			15,378,305	13,868,484	[1]		7,940,298	[1]						1,610,700
Sale of shares											20,000		1,000,000	20,000	20,000,000					30,000
Warrant to purchase													1,000,000			1,000,000
Exercise price (in Dollars per share)																																											$ 2
Price per share (in Dollars per share)																			$ 20									$ 1.87			$ 1.87	$ 1.87
Fair value of the warrants (in Dollars)													$ 925,210					$ 480,795
Shares exercised																						529,167
Aggregate value of common stock (in Dollars)																																			$ 1,050,000
Granted restricted shares
Common stock, par value (in Dollars per share)																												$ 0.001			$ 0.001	$ 0.001	[1]		$ 0.001	[1]
Issuance of common stock																																399,384
Average issuance price per share (in Dollars per share)																																$ 0.68
Rent payable (in Dollars)																											$ 127,494					$ 271,827
Cash of purchase agreements (in Dollars)															$ 2,000
Consulting fee (in Dollars)																	$ 383,500
Land (in Dollars)																	$ 7,670,000
Initial exercise price per share (in Dollars per share)													$ 0.75									$ 10.5
Warrants exercise price per share (in Dollars per share)					$ 0.75								0.75					$ 2
Stock issue during period common shares																																1,705,303			3,732,167
Cash repayment (in Dollars)																																$ 327,017
Warrant term																5 years		5 years
Repayment of principal of 2nd lind note (in Dollars)																																$ 800,000
Principal amount of converted debt (in Dollars)																												$ 563,819
Total common stock value issued (in Dollars)																																			1,050,000
Warrant [Member]
Equity [Line Items]
Sale of shares																																1,000,000
Warrant to purchase																				20,000
Shares exercised																																											1,000,000
Pre-Funded Warrants [Member]
Equity [Line Items]
Price per share (in Dollars per share)																				$ 3.5
Fair value of the warrants (in Dollars)																				$ 1,750,000
Shares exercised																																													200,000
New Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)													$ 1
Existing Warrants [Member]
Equity [Line Items]
Initial exercise price per share (in Dollars per share)					0.4
Warrants exercise price per share (in Dollars per share)					$ 0.75
Consultant [Member]
Equity [Line Items]
Common stock, shares issued																																															22,341
Chief Strategic Officer [Member]
Equity [Line Items]
Ownership Percentage																																											15.40%
Receivables from Stockholder [Member]
Equity [Line Items]
Stock-based compensation (in Dollars)																																$ 451,480			$ 902,960
Common Stock [Member]
Equity [Line Items]
Issued shares for consulting service	[2]																																		51,941
Service fee (in Dollars)	[2]																																		$ 52
Stock-based compensation (in Dollars)																												$ 81	$ 1,303			2,019	[2]
Common stock, shares issued																																								41,387	200,000
Warrant to purchase																		1,000,000
Exercise price (in Dollars per share)																				$ 0.001
Price per share (in Dollars per share)															$ 0.0001																																		$ 50
Common stock, par value (in Dollars per share)																																								$ 0.75			$ 3.5
Issuance of common stock						30,422		45,293	64,147	46,072		43,458											66,219	30,488	120,398	22,031	169,992	28,135							300,000	[2]
Cash repayment (in Dollars)																																593,714			$ 1,786,686
Principal amount of converted debt (in Dollars)																																$ 600,000
Total common stock value issued (in Dollars)	[2]																																		$ 300
Third Letter Agreement [Member] | Common Stock [Member] | Warrant [Member]
Equity [Line Items]
Exercised shares					1,029,167
Subsequent Event [Member]
Equity [Line Items]
Warrant to purchase					1,029,167
Number of shares issued for rent																												80,654
Pre-Existing Warrants [Member]
Equity [Line Items]
Sale of shares													1,000,000
Lind Offerings [Member] | Common Stock [Member]
Equity [Line Items]
Issuance of common stock																													751,795
Total common stock value issued (in Dollars)																													$ 681,000
AiBtl Holding [Member]
Equity [Line Items]
Percentage of subsidiary interest in noncontrolling interests																																			60.70%
Ownership percentage																												58.85%			58.85%
BioLite Taiwan [Member]
Equity [Line Items]
Ownership percentage																																90.00%							90.00%
Shuling Jiang [Member]
Equity [Line Items]
Ownership percentage																																10.00%							10.00%
Lind Global Fund II, LP (“Lind”) [Member] | Common Stock [Member]
Equity [Line Items]
Conversion price per share (in Dollars per share)																																$ 1
Third LIND Note [Member]
Equity [Line Items]
Conversion price per share (in Dollars per share)																												$ 1			$ 1	$ 1
Principal amount of converted debt (in Dollars)		$ 200,000	$ 400,000																													$ 400,000
Number of shares issued on conversion			400,000																													400,000
Lind [Member]
Equity [Line Items]
Warrant to purchase					1,029,167
Initial exercise price per share (in Dollars per share)					$ 0.4
Principal amount of converted debt (in Dollars)		200,000
Land [Member]
Equity [Line Items]
Outstanding liability owned (in Dollars)																																											$ 500,000
Land [Member] | Common Stock [Member]
Equity [Line Items]
Asset consideration common stock																																											703,496
2016 Equity Incentive Plan [Member]
Equity [Line Items]
Granted restricted shares																																386,021
2016 Equity Incentive Plan [Member] | Directors [Member]
Equity [Line Items]
Granted restricted shares																																												1,302,726
Convertible Notes Payable [Member]
Equity [Line Items]
Issued shares for consulting service																		1,000,000
Warrant to purchase																1,000,000
Exercise price (in Dollars per share)																$ 2
Cash repayment (in Dollars)																																$ 127,759
Principal amount of converted debt (in Dollars)			$ 400,000															$ 400,000
Euro-Asia Investment & Finance Corp Ltd. [Member]
Equity [Line Items]
Issued shares for consulting service																																					644,972
Service fee (in Dollars)																																					$ 4,514,800
Euro-Asia Investment & Finance Corp Ltd. [Member] | Receivables from Stockholder [Member]
Equity [Line Items]
Stock-based compensation (in Dollars)																																$ 225,740
Zhonghui [Member]
Equity [Line Items]
Issued shares for consulting service																			29,600
Ownership percentage																			20.00%
Zhonghui [Member] | Common Stock [Member]
Equity [Line Items]
Price per share (in Dollars per share)																			$ 1.87											$ 1.87
Aggregate common stock																			370,000											370,000
Aggregate value of common stock (in Dollars)																			$ 691,900											$ 691,900
ABVC [Member]
Equity [Line Items]
Non-controlling interest consideration share																																			23,000,000
BioLite BVI Inc [Member]
Equity [Line Items]
Non-controlling interest consideration share																																			23,000,000
Lind Global Fund II, LP (“Lind”) [Member]
Equity [Line Items]
Common stock, shares issued																																800,000
Purchase warrant term																						5 years
Initial exercise price per share (in Dollars per share)													$ 0.75
Lind Note [Member]
Equity [Line Items]
Exercise price (in Dollars per share)																																														$ 3.5
Principal amount of converted debt (in Dollars)		$ 600,000
Lind [Member]
Equity [Line Items]
Shares exercised		400,000																400,000														1,000,000
Common Stock [Member]
Equity [Line Items]
Share-based compensation expenses (in Dollars)																													$ 225,740
Common stock, par value (in Dollars per share)																																$ 5						$ 5
Warrants issued				1,029,167			500,000						1,000,000
Maximum [Member]
Equity [Line Items]
Price per share (in Dollars per share)																												20			20	20
Warrants issued																					529,167
Conversion price per share (in Dollars per share)																																0.4932
Maximum [Member] | Subsequent Event [Member]
Equity [Line Items]
Exercise price (in Dollars per share)					0.75
Minimum [Member]
Equity [Line Items]
Price per share (in Dollars per share)																												$ 1.87			$ 1.87	1.87
Warrants issued																	470,833
Conversion price per share (in Dollars per share)																																$ 0.7907
Minimum [Member] | Subsequent Event [Member]
Equity [Line Items]
Exercise price (in Dollars per share)					$ 0.4

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.
[2]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.